Earnings per share - Dilutive Effect of Share Options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Quoted market price (gbp per share) | £ / shares			£ 5.23	£ 5.10
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	22,399,000	26,284,000
Weighted average exercise price of options outstanding (USD per share) | $	$ 4.34	$ 3.85
Number of options exercisable (in shares)	1,112,000	498,000
Weighted average exercise price of exercisable options (USD per share) | $	$ 4.46	$ 4.59
Dilutive effect (in shares)	5,145,000	3,380,000